Note 8 - Options and Equity	9 Months Ended
Sep. 30, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

 8. Options and Equity

As of September 30, 2014, there was no unrecognized compensation cost for all stock options outstanding, as all options became fully vested on December 11, 2011, which was ten days prior to the Disposition Date, in accordance with the IPC Stock Option and Executive Plans. All subsequent grants have been fully vested on the date of issuance.

The 2008 Stock Option Plan provides that each non-employee director receive a fully-vested option to purchase 5,000 shares of common stock on July 1st (or the first business day thereafter) of each year in which the director remains in office. Pursuant to the Option Plan, on July 1, 2014 and July 1, 2013, fully-vested options to purchase 5,000 shares of common stock were granted to each of the three non-employee directors with exercise prices of $3.15 and $3.56 respectively. The Company recognized $21,000 in stock compensation expense for the three and nine months ended September 30, 2014 and $24,000 for the comparable periods in 2013.

During the three and nine months ended September 30, 2014 and 2013 there were no common share issuances associated with the exercise of stock options.